Document and Entity Information	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Entity File Number	001-37603
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	30-1341024
Entity Address, Address Line One	40 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Title of 12(b) Security	BRTX
Trading Symbol	BRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false